                                The Merger Fund
                             100 Summit Lake Drive
                            Valhalla, New York 10595


                       Supplement dated October 14, 1998
                     to Prospectus dated December 30, 1997


 Effective the date hereof, The Merger Fund will resume sales to new investors.